Deferred revenue and deferred platform commission fees - Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred revenue and deferred platform commission fees
Beginning balance	$ 349,522	$ 392,439
Deferred during the year	293,923	305,115
Released to profit or loss	(310,861)	(348,032)
Ending balance	332,584	349,522
Current portion	222,693	234,178
Non-current portion	$ 109,891	$ 115,344